UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

FINANCIAL SERVICES FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.2%
Capital Markets - 9.9%
Affiliated Managers Group Inc.	11,392	$1,130,314	*
Ameriprise Financial Inc.	40,000	2,302,000
KBW Inc.	56,000	1,563,520
TD Ameritrade Holding Corp.	80,000	1,519,200

Total Capital Markets		6,515,034

Commercial Banks - 24.2%
American River Bankshares	100,000	599,000	*
Banner Corp.	750,000	1,740,000
Beach Business Bank	100,876	504,380	*
Farmers & Merchants Bank of Long Beach	200	815,000
First California Financial Group Inc.	200,000	560,000	*
First Financial Bancorp	27,000	498,960
First State Bank	175,000	47,250	*(a)
Heritage Financial Corp.	113,000	1,572,960	*
Heritage Oaks Bancorp	200,000	660,000	*
MB Financial Inc.	40,000	692,800
Northrim BanCorp Inc.	44,100	852,012
Pacific Continental Corp.	99,020	996,141
PNC Financial Services Group Inc.	20,580	1,249,618
Royal Bank of Canada	27,027	1,422,159
Sussex Bancorp	31,547	184,234	*
TCF Financial Corp.	80,000	1,184,800
U.S. Bancorp	90,000	2,427,300

Total Commercial Banks		16,006,614

Diversified Financial Services - 2.8%
Bank of America Corp.	140,000	1,867,600

Exchange Traded Funds - 1.2%
KBW Capital Markets ETF	20,000	767,800

Insurance - 31.2%
Alterra Capital Holdings Ltd.	50,000	1,082,000
American Financial Group Inc.	70,000	2,260,300
American Safety Insurance Holdings Ltd.	70,000	1,496,600	*
Arch Capital Group Ltd.	18,000	1,584,900	*
Assurant Inc.	35,000	1,348,200
Brown & Brown Inc.	52,000	1,244,880
Hanover Insurance Group Inc.	42,500	1,985,600
HCC Insurance Holdings Inc.	70,000	2,025,800
Hilltop Holdings Inc.	150,000	1,488,000	*
MetLife Inc.	30,000	1,333,200
Old Republic International Corp.	90,000	1,226,700
Protective Life Corp.	92,600	2,466,864
StanCorp Financial Group Inc.	23,000	1,038,220

Total Insurance		20,581,264

Internet Software & Services - 3.1%
S1 Corporation	300,000	2,070,000	*

IT Services - 8.9%
Fiserv Inc.	36,250	2,122,800	*
Lender Processing Services Inc.	45,000	1,328,400
Online Resources Corp.	240,000	1,116,000	*
Visa Inc., Class A Shares	18,700	1,316,106

Total IT Services		5,883,306

Professional Services - 2.7%
Verisk Analytics Inc., Class A Shares	52,000	1,772,160	*

Thrifts & Mortgage Finance - 10.2%
BCSB Bancorp Inc.	50,000	562,500	*
Fox Chase Bancorp Inc.	100,000	1,185,000	*
People’s United Financial Inc.	120,000	1,681,200
Riverview Bancorp Inc.	226,340	613,382	*
Territorial Bancorp Inc.	88,400	1,760,044

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY			SHARES	VALUE
WSFS Financial Corp.			20,000	$948,800

Total Thrifts & Mortgage Finance				6,750,926

TOTAL COMMON STOCKS (Cost - $61,201,611)				62,214,704

	RATE
PREFERRED STOCKS - 2.4%
Commercial Banks - 2.4%
Fifth Third Capital Trust VI	7.250%		30,000	750,300	(b)
Fifth Third Capital Trust VII	8.875%		30,000	792,000	(b)

TOTAL PREFERRED STOCKS (Cost - $790,258)				1,542,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,991,869)				63,757,004

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.8%
Goldman Sachs & Co. repurchase agreement dated 12/31/10; Proceeds at maturity - $2,518,747; (Fully collateralized by U.S. government agency obligations, 0.180% due 11/9/11; Market value - $2,573,811) (Cost - $2,518,720)	0.130%	1/3/11	$2,518,720	2,518,720

TOTAL INVESTMENTS - 100.4% (Cost - $64,510,589#)				66,275,724
Liabilities in Excess of Other Assets - (0.4)%				(250,561)

TOTAL NET ASSETS - 100.0%				$66,025,163

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at December 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Financial Services Fund (formerly known as Legg Mason Barrett Financial Services Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Commercial banks	$15,959,364	—	$47,250	$16,006,614
Other common stocks	46,208,090	—	—	46,208,090
Preferred stocks†	1,542,300	—	—	1,542,300

Total long-term investments	$63,709,754	—	$47,250	$63,757,004

Short-term investments†	—	$2,518,720	—	2,518,720

Total investments	$63,709,754	$2,518,720	$47,250	$66,275,724

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	COMMERCIAL BANKS
Balance as of March 31, 2010	$262,500
Accrued premiums/discounts	—
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[1]	(215,250)
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	$47,250

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010[1]	$(215,250)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are recognized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,275,467
Gross unrealized depreciation	(7,510,332)

Net unrealized appreciation	$1,765,135

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2011